Short-term Investments - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Short-term Investments
Gross unrecognized holding gain of the held-to-maturity debt securities	¥ 0		¥ 0
Net unrealized gain on debt trading securities	1,799,555	$ 253,462	89
Costs of trading securities	15,351,531		6,828		$ 2,162,218
Interest income related to time deposits and held-to-maturity debt securities	5,750,934	810,002	2,442,413	¥ 1,093,654
Short-term investments, fair value	524,063		1,233,284		$ 73,813
Unrealized loss	¥ 749,967	$ 105,631	¥ 221,640	¥ 67,065